BUSINESS ACQUISITIONS AND DIVESTITURES - KRAVE PURE FOODS ASSETS ACQUIRED AND LIABILITIES ASSUMED ALLOCATION (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2015
Business Acquisition [Line Items]
Goodwill	$ 821,061	$ 812,344	$ 684,252
KRAVE Pure Foods, Inc.
Business Acquisition [Line Items]
Goodwill				$ 147,089
Other current assets				9,465
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents				1,362
Current liabilities				(2,756)
Non-current deferred tax liabilities				(47,344)
Net assets acquired				235,454
KRAVE Pure Foods, Inc. | Trademarks
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles				112,000
KRAVE Pure Foods, Inc. | Other intangible assets
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles				$ 17,000